Staff costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff costs
Wages and salaries	SFr 322,237	SFr 243,629	SFr 176,815
Social charges and insurances	27,902	26,843	19,572
Value of share-based services	6,848	17,544	29,921
Retirement benefit (note 15)	32,243	(45,425)	12,219
Total staff costs	SFr 389,230	SFr 242,591	SFr 238,527